Segmented Financial Information (Schedule of Reportable Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues from external customers		$ 48,052	$ 28,990
Gross profit		11,420	5,995
Selling, general and administrative expenses		13,742	10,825
Research and product development expenses		6,376	3,576
Gain (loss) from operations		(8,698)	(8,406)
Interest expense, net		(1,812)	(1,762)
Foreign currency gains (losses), net	[1]	635	(268)
Loss in joint venture		(334)	(156)
Other finance losses, net		(931)	735
Income (loss) before income taxes		(11,140)	(9,857)
Cash and cash equivalents and restricted cash		22,414	11,278
Trade and other receivables		14,937	9,802
Inventories		15,164	17,208
Investment in joint venture		2,797	1,750
Property, plant and equipment		3,874	4,095	$ 3,049
Goodwill and intangibles		4,749	4,222
Other assets		978	918
Total assets		64,913	49,273
Current liabilities		29,757	25,294
Non-current liabilities		11,660	13,597
Total liabilities		41,417	38,891
OnSite Generation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues from external customers		24,973	17,510
Gross profit		3,525	3,465
Selling, general and administrative expenses		3,381	2,910
Research and product development expenses		1,275	516
Gain (loss) from operations		(1,131)	39
Income (loss) before income taxes		(1,131)	39
Cash and cash equivalents and restricted cash		6,836	3,629
Trade and other receivables		4,936	3,282
Inventories		8,161	10,214
Property, plant and equipment		329	402
Goodwill and intangibles		4,659	4,124
Other assets		249	174
Total assets		25,170	21,825
Current liabilities		10,968	10,491
Non-current liabilities		1,083	1,135
Total liabilities		12,051	11,626
Power Systems [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues from external customers		23,079	11,480
Gross profit		7,895	2,530
Selling, general and administrative expenses		4,437	4,579
Research and product development expenses		4,996	2,889
Gain (loss) from operations		(1,538)	(4,938)
Income (loss) before income taxes		(1,538)	(4,938)
Cash and cash equivalents and restricted cash		1,160	180
Trade and other receivables		10,001	6,520
Inventories		7,003	6,994
Property, plant and equipment		3,545	3,693
Goodwill and intangibles		6	4
Other assets		553	648
Total assets		22,268	18,039
Current liabilities		14,433	11,682
Non-current liabilities		4,704	5,944
Total liabilities		19,137	17,626
Corporate and Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Selling, general and administrative expenses		5,924	3,336
Research and product development expenses		105	171
Gain (loss) from operations		(6,029)	(3,507)
Interest expense, net		(1,812)	(1,762)
Foreign currency gains (losses), net		635	(268)
Loss in joint venture		(334)	(156)
Other finance losses, net		(931)	735
Income (loss) before income taxes		(8,471)	(4,958)
Cash and cash equivalents and restricted cash		14,418	7,469
Investment in joint venture		2,797	1,750
Goodwill and intangibles		84	94
Other assets		176	96
Total assets		17,475	9,409
Current liabilities		4,356	3,121
Non-current liabilities		5,873	6,518
Total liabilities		$ 10,229	$ 9,639

[1]	For the year ended December 31, 2017, a gain of $224 relates to foreign exchange on borrowings. For the year ended December 31, 2016, a loss of $98 relates to foreign exchange on borrowings.